GLENBROOK LIFE AND ANNUITY COMPANY
                           Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                         Direct Dial Number 847 402-9365
                             Facsimile 847 402-3781
                          E-Mail afontana@allstate.com


ANGELA FONTANA
ASSOCIATE COUNSEL


                                                  May 3, 2004


BY EDGAR



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Glenbrook Life Multi-Manager Variable Account (Registrant") File Nos. 333-114524 and 811-07541
         CIK No.  0001007285
         STI Classic

Commissioners:

On behalf of Glenbrook Life and Annuity Company ("the Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement. The registration statement was filed electronically with the Commission on April 16, 2004.

Please direct any question or comment to me at the number above.


                                            Very truly yours,


                                            /s/ Angela K. Fontana
                                            Angela K. Fontana, Esq.
                                            Associate Counsel


cc:      Alison White, Esq.
         Securities and Exchange Commission